COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and impairment of non-financial assets
Total	$ 2,407,028	$ 2,470,504	$ 905,545
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Total	523,212	928,664	439,094
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Total	234,143	145,583	154,856
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Total	869,276	624,078	311,013
Right of use assets
Depreciation and impairment of non-financial assets
Total	$ 780,397	$ 772,179
Impairment of other non-financial assets [member]
Depreciation and impairment of non-financial assets
Total			$ 582